Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of compensation expenses recognized for share-based awards

	For the Nine Months Ended September 30,
	2021	2022
Research and development expenses	471,728	857,188
Selling, general and administrative expenses	220,244	465,475
Cost of sales	18,528	28,201
Total	710,500	1,350,864

2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	and Shares	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,987,700	0.10
Exercised	(1,519,362)	0.10
Forfeited	(3,408,000)	0.10
Outstanding as of September 30,2021	88,974,338	0.10	9.83	1,160,670
Outstanding as of December 31, 2021	83,391,284	0.10	7.66	1,330,091
Granted	—	0.10
Exercised	(5,268,714)	0.10
Forfeited	(3,372,800)	0.10
Outstanding as of September 30, 2022	74,749,770	0.10	5.81	852,521

Vested and expected to vest as of September 30, 2021	85,493,499	0.10	9.70	1,115,263
Exercisable as of September 30, 2021	45,896,638	0.10	7.54	598,722
Vested and expected to vest as of September 30, 2022	71,206,919	0.10	5.69	812,115
Exercisable as of September 30, 2022	46,825,570	0.10	4.34	534,046

Schedule of options fair value assumptions

For the Nine Months Ended September 30,
2021
Exercise price (US$)	0.10
Fair value of the ordinary shares on the date of option grant (US$)	14.42-17.35
Risk‑free interest rate	0.93%-1.48%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%-48%

2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

	Number of	Weighted	Weighted Average
	Shares	Average Exercise	Remaining	Aggregate
	Granted	Price	Contractual Life	Intrinsic Value
		US$	In Years	US$
December 31, 2020	—	—	—	—
Granted	108,557,400	14.63
September 30, 2021	108,557,400	14.63	9.44	—

December 31, 2021	108,557,400	14.63	9.19	—
Granted	—	—
September 30, 2022	108,557,400	14.63	8.44	—

Schedule of options fair value assumptions

For the Nine Months Ended
September 30, 2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%